CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	SL BIO LTD Common Shares	SL BIO LTD Additional paid-in capital	SL BIO LTD Parent's Net Investment	SL BIO LTD Accumulated Earnings (Deficits)	SL BIO LTD Accumulative Other comprehensive income	SL BIO LTD	Common Shares	Additional paid-in capital	Accumulated Earnings (Deficits)	Total
Balance, beginning (in shares) at Dec. 31, 2023	1,500,000
Balance, beginning at Dec. 31, 2023	$ 150,000		$ 3,423,844			$ 3,573,844
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Issuance of common share (in shares)	5,500,000
Issuance of common shares	$ 550,000	$ 6,871,851				7,421,851
Shares repurchased and cancelled (in shares)	(3,325,000)
Shares repurchased and cancelled	$ (332,500)					(332,500)
Net distribution from Parent		(2,238,821)	(1,734,454)			(3,973,275)
Consummation of separation transaction upon completion of reorganization		2,162,617	(2,162,617)
Net loss			$ 473,227	$ (1,664,560)		(1,191,333)
Foreign currency translation adjustments					$ 228,466	$ 228,466
Balance, ending (in shares) at Dec. 31, 2024	3,675,000					3,675,000
Balance, ending at Dec. 31, 2024	$ 367,500	6,795,647		(1,664,560)	228,466	$ 5,727,053
Balance, beginning (in shares) at Dec. 31, 2024	3,675,000					3,675,000
Balance, beginning at Dec. 31, 2024	$ 367,500	6,795,647		(1,664,560)	228,466	$ 5,727,053
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss				(3,819,818)		(3,819,818)
Reversal of prior year carve-out tax difference		135,697				135,697
Foreign currency translation adjustments					240,971	$ 240,971
Balance, ending (in shares) at Dec. 31, 2025	3,675,000					3,675,000	1			1
Balance, ending at Dec. 31, 2025	$ 367,500	6,931,344		(5,484,378)	469,437	$ 2,283,903	$ 1		$ (15,671)	$ (15,670)
Balance, beginning (in shares) at Mar. 18, 2025							0
Balance, beginning at Mar. 18, 2025							$ 0	$ 0	0	0
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Issuance of common share (in shares)							1
Issuance of common shares							$ 1			1
Net loss									(15,671)	$ (15,671)
Balance, ending (in shares) at Dec. 31, 2025	3,675,000					3,675,000	1			1
Balance, ending at Dec. 31, 2025	$ 367,500	6,931,344		(5,484,378)	469,437	$ 2,283,903	$ 1		(15,671)	$ (15,670)
Balance, beginning (in shares) at Dec. 31, 2025	3,675,000					3,675,000	1			1
Balance, beginning at Dec. 31, 2025	$ 367,500	$ 6,931,344		$ (5,484,378)	$ 469,437	$ 2,283,903	$ 1		$ (15,671)	$ (15,670)